Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000142756
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV U.S. Managed Volatility Fund, Institutional Class Shares
C000142757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LSV U.S. Managed Volatility Fund, Investor Class Shares
Without Sales Load [Member] | C000142756
Average Annual Return [Line Items]
Average Annual Return, Percent		11.47%	12.61%	8.67%
Without Sales Load [Member] | C000142757
Average Annual Return [Line Items]
Average Annual Return, Percent		11.26%	12.35%	8.42%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%	14.64%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	17.64%	14.64%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.